Revenues (Disaggregation Of Revenues) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	$ 777	$ 765	$ 1,520	$ 1,490	$ 3,068
Revenues collected for pass-through expenses	264	256	537	521	1,033
Total operating revenues	1,041	1,021	2,057	2,011	4,101	$ 3,958		$ 3,920
Distribution Base Revenues [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	497	529	996	1,036	2,139
Transmission Base Revenues (TCOS Revenues) [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	261	220	489	423	858
Transmission Base Revenues (TCOS Revenues) [Member] | Third-Party Wholesale Customers [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	168	141	312	266	548
Transmission Base Revenues (TCOS Revenues) [Member] | REPS Serving Oncor Distribution Customers, Through TCRF [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	93	79	177	157	310
Other Miscellaneous Revenues [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	19	16	35	31	71
TCRF - Third-party Wholesale Transmission Service [Member]
Disaggregation of Revenue [Line Items]
Revenues collected for pass-through expenses	254	238	514	483	962
EECRF And Other Regulatory Charges [Member]
Disaggregation of Revenue [Line Items]
Revenues collected for pass-through expenses	$ 10	$ 18	$ 23	$ 38	$ 71

[1]	As adjusted for the retrospective adoption of ASU 2017-07, as discussed in Note 1.